Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Accounts Receivable [Abstract]
Schedule of other accounts receivable
	December 31,
	2021	2020
Government authorities	$52	$103
Other receivables	2,504	183
Prepaid expenses	348	308

	$2,904	$594